Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SELECT PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Oct. 11, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 11, 2018